ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2012
ACCOUNTING POLICIES [Abstract]
ACCOUNTING POLICIES

2.                                      ACCOUNTING POLICIES

Basis of accounting

The accompanying condensed consolidated and combined carve-out interim financial statements are prepared in accordance with accounting principles generally accepted in the United States ("U.S. GAAP"). The footnotes are condensed as permitted by the requirements for interim financial statements and, accordingly, do not include all of the information and disclosures required under U.S. GAAP for complete financial statements. These condensed consolidated and combined carve-out interim financial statements should be read in conjunction with the Partnership's audited consolidated and combined carve-out financial statements for the year ended December 31, 2011.

The condensed consolidated and combined carve-out financial statements reflect the results of operations, cash flows and net assets of the Combined Entity including the Dropdown Predecessor, which have been carved out of the consolidated financial statements of Golar. The historical combined financial statements include assets, liabilities, revenues, expenses and cash flows directly attributable to the Partnership's interests in the four vessels in the Initial Fleet and the Dropdown Predecessor (Golar Freeze).  Accordingly, the historical combined carve-out financial statements reflect allocations of certain expenses, including that of administrative expenses including share options and pension costs, mark-to-market of interest rate, foreign currency swap derivatives and amortization of deferred tax benefits on intragroup transfers.  These allocated costs have been accounted for as an equity contribution in the combined balance sheets. Allocated costs (income) included in the accompanying condensed consolidated and combined carve-out statements of income are as follows:

	Three months ended June 30		Six months ended June 30,
(in thousands of $)	2012	2011	2012	2011
Administrative expenses	—	411	—	1,783
Pension costs	—	46	—	330
Net financial expenses (income)	—	520	—	584
	—	977	—	2,697

The above table includes allocated costs representing the period prior to the Partnership becoming a publicly listed entity or the acquisition date in respect of the Dropdown Predecessor.

Included in the Combined Entity's equity prior to April 13, 2011, are net liabilities of $14.9 million relating to certain assets and liabilities of the Golar Spirit that were carved out, since they were readily separable and identifiable within the books of Golar. However, these amounts have been retained by Golar and have not been transferred to the Partnership and, therefore, have been eliminated from the Partnership's opening equity position as of April 13, 2011. Details of the net liabilities eliminated are as follows:

(in thousands of $)
Balance Sheet captions:
Other non-current assets	12,007
Other long-term liabilities	(26,863)
14,856

Management has deemed the related allocations reasonable to present the financial position, results of operations, and cash flows of the Combined Entity and Dropdown Predecessor on a stand-alone basis. In the opinion of management these condensed consolidated and combined carve-out interim financial statements reflect all adjustments, of a normal recurring nature, necessary to present fairly in all material respects, the Partnership's condensed consolidated and combined carve-out interim financial statements for the six month period ended June 30, 2011. However, the financial position, results of operations and cash flows of the Combined Entity and Dropdown Predecessor as presented may differ from those that would have been achieved had the Partnership operated autonomously for all periods presented as the Partnership would have had additional administrative expenses, including legal, accounting, treasury and regulatory compliance and other costs normally incurred by a listed public entity. Accordingly, the comparative historical condensed consolidated and combined carve-out interim financial statements for the three and six month period ended June 30, 2011 do not purport to be indicative of the future financial position, results of operations or cash flows of the Partnership.

Significant accounting policies

The accounting policies adopted in the preparation of the condensed consolidated and combined interim financial statements are consistent with those followed in the preparation of the Partnership's audited consolidated and combined carve-out financial statements for the year ended December 31, 2011.